Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO	Compensation Actually Paid to First PEO (1)	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to Second PEO(1)	Average Summary Compensation Table Total for Non-PEO NEO	Average Compensation Actually Paid to Non-PEO NEO(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income(4)
2024	$1,435,630	$1,385,436	$—	$—	$206,403	$147,877	$110.22	$13
2023	$953,146	$941,496	$—	$—	$498,756	$493,864	$121.82	$16
2022	$1,490,307	$1,500,382	$1,443,365	$1,443,365	$437,169	$438,206	$122.59	$13

Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Adjustment To PEO Compensation, Footnote	The amounts reported represent the “compensation actually paid” to our PEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid.

Year	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments($)(b)	Compensation Actually Paid to First PEO ($)
2024	$1,435,630	$(599,930)	$549,736	$1,385,436
2023	$953,146	$—	$(11,650)	$941,496
2022	$1,490,307	$(400,000)	$410,075	$1,500,382

Year	Summary Compensation Table Total for Second PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments($)(b)	Compensation Actually Paid to Second PEO ($)
2024	$—	$—	$—	$—
2023	$—	$—	$—	$—
2022	$1,443,365	$—	$—	$1,443,365
The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of the amount reported in the “Total” column of the Summary Compensation Table for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$(599,930)	$(19,751)	$—	$414	$—	$—	$(19,337)
2023	$—	$(1,951)	$—	$(9,699)	$—	$—	$(11,650)
2022	$(400,000)	$417,274	$—	$(7,199)	$—	$—	$410,075

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$—	$—	$—	$—	$—	$—	$—
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 206,403	$ 498,756	$ 437,169
Non-PEO NEO Average Compensation Actually Paid Amount	$ 147,877	493,864	438,206
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made were made to the average of the amounts reported in the “Total”
column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$206,403	$(50,003)	$(8,524)	$147,876
2023	$498,756	$—	$(4,892)	$493,864
2022	$437,169	$(75,000)	$76,037	$438,206
(a)The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)The equity award adjustments for each fiscal year include the amounts noted in footnote 1(a). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$(50,003)	$48,151	$—	$—	$(56,674)	$—	$(8,523)
2023	$—	$(711)	$—	$(4,181)	$—	$—	$(4,892)
2022	$(75,000)	$76,037	$—	$—	$—	$—	$76,037

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Total Shareholder Return Amount	$ 110.22	121.82	122.59
Net Income (Loss)	13	16	13
Adjustment to Compensation, Amount	$ (8,523)	(4,892)	76,037
Additional 402(v) Disclosure	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Non-PEO NEO Average Compensation Actually Paid Amount, Adjusted	$ 147,876
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,003)	0	(75,000)
First PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,435,630	953,146	1,490,307
PEO Actually Paid Compensation Amount	1,385,436	941,496	1,500,382
First PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,337)	(11,650)	410,075
First PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,930)	0	(400,000)
First PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,751)	(1,951)	417,274
First PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
First PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414	(9,699)	(7,199)
First PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
First PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	1,443,365
PEO Actually Paid Compensation Amount	0	0	1,443,365
Second PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | First PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,930)	0	(400,000)
PEO | First PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,736	(11,650)	410,075
PEO | Second PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Second PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,003)	0	(75,000)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,524)	(4,892)	76,037
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,151	(711)	76,037
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,181)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,674)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0